Intangible Assets - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 57	$ 68
Assets excluded from asset base subject to amortization	$ 7	$ 176